Financial instruments - market and other risks - Aging of trade and other receivables (Details) - Loans and receivables - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 416,000	$ 535,796
Trade and other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,000	145,193
Credit risk | Trade and other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	136,797	166,342
Credit risk | Trade and other receivables | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	124,243	155,950
Credit risk | Trade and other receivables | Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,071	1,261
Credit risk | Trade and other receivables | Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,784	7,666
Credit risk | Trade and other receivables | More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 699	$ 1,465